Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
Property, plant and equipment mainly comprise a manufacturing facility and leasehold improvements in rented office and laboratory space. All Property, plant and equipment are stated at historical cost less depreciation and less impairment losses when necessary. Historical cost includes expenditure that is directly attributable to the acquisition of the items.
Subsequent costs are included in the asset’s carrying amount or are recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and that the cost of the item can be measured reliably. All other repairs and maintenance are charged to the income statement during the financial period in which they incur.
Property, plant and equipment include machinery, for which validation is required to bring the asset to its working condition. The costs of such validation activities are capitalized together with the cost of the asset. Validation costs beyond the normal validation costs, which are usually required to bring an asset to its working condition, are expensed immediately. The usual validation costs are capitalized on the asset and depreciated over the remaining life of the asset or the shorter period until the next validation is usually required.
Depreciation of assets is calculated using the straight-line method to allocate their cost amounts to their residual values over their estimated useful lives, as follows:
•Buildings, leasehold improvements        5 - 40 years
•Machinery, laboratory equipment        1 - 15 years
•Furniture, fittings and office equipment        4 - 10 years
•Hardware                    3 - 5 years
Leasehold improvements are depreciated over the shorter of their useful life or the lease term, unless the entity expects to use the assets beyond the lease term.
The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date.
An asset’s carrying amount is immediately written down to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing proceeds with the carrying amount. These gains and losses are included in the income statement “other income and expenses, net” (see Note 5.8).

€ in thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Computer hardware	Furniture, fittings and other	Assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2021
Opening net book value	10,651	12,041	726	257	11,105	34,779
Additions	664	14,360	912	16	79,897	95,848
Depreciation charge	(1,160)	(6,129)	(333)	(59)	—	(7,681)
Impairment charge	—	—	—	—	—	—
Disposals	—	(19)	(2)	(21)	(4)	(46)
Exchange rate differences	129	813	32	9	1,662	2,645
CLOSING NET BOOK VALUE	10,284	21,066	1,335	202	92,659	125,545
AS AT DECEMBER 31, 2021
Cost	25,554	44,127	3,204	1,454	92,659	166,999
Accumulated depreciation and impairment	(15,269)	(23,062)	(1,870)	(1,252)	—	(41,453)
CLOSING NET BOOK VALUE	10,284	21,066	1,335	202	92,659	125,545

€ in thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Computer hardware	Furniture, fittings and other	Assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2022
Opening net book value	10,284	21,066	1,335	202	92,659	125,545
Reclassification	45,082	16,576	—	—	(61,658)	—
Additions	30,902	24,484	281	552	(29,043)	27,176
Depreciation charge	(3,091)	(10,424)	(432)	(64)	—	(14,012)
Impairment charge	(4,453)	(14,618)	—	—	—	(19,071)
Disposals	—	(43)	(2)	—	—	(45)
Exchange rate differences	(4,230)	(2,497)	(42)	(14)	(375)	(7,158)
CLOSING NET BOOK VALUE	74,493	34,544	1,140	675	1,583	112,435
AS AT DECEMBER 31, 2022
Cost	96,528	76,315	3,245	1,912	1,583	179,583
Accumulated depreciation and impairment	(22,035)	(41,770)	(2,105)	(1,238)	—	(67,148)
CLOSING NET BOOK VALUE	74,493	34,544	1,140	675	1,583	112,435
Additions in 2022 and 2021 mainly referred to investments in Scotland and Sweden and related to the production of VLA2001. Reclassification in 2022 mainly related to assets in Scotland for which final construction took place in 2022.
From the total of €44.3 million (2021: €14.3 million; 2020: €9.9 million) of depreciation, amortization and impairment expenses, €39.5 million (2021: €8.9 million, 2020: €5.0 million) were charged to cost of goods and services, €3.6 million (2021: €4.7 million, 2020: €4.1 million) were charged to research and development expenses, €0.7 million (2021: €0.4 million, 2020: €0.5 million) were charged to marketing and distribution expenses and €0.6 million (2021: €0.3 million, 2020: €0.3 million) were charged to general and administrative expenses. The increase in depreciation and amortization charged to costs of goods and services was caused by investments in Scotland and Sweden in 2022 and 2021.
With regards to impairment charges recognized in 2022, see Note 5.15.